Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments and Other Assets [Abstract]
Prepaid rents	$ 18,000	$ 13,893
Deposits	27,906	99,104
Prepaid expense	37,699	71,939
Less: allowance for uncollectible balances	(3,468)	(3,565)	$ (3,670)
Prepayments and other current assets; net	$ 80,137	$ 181,371